Retirement Plans	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Retirement Plans

NOTE 9 — Retirement Plans

Mikab maintains a 401-K retirement plan and a discretionary profit-sharing plan for all qualified employees. There are no significant unfunded liabilities at the September 30, 2021 and 2020. Mikab‘sretirement plan contributions were $8,876 for 2021 and $92,576 for 2020.